Accrued Expenses and Other Current Liabilities	6 Months Ended
Mar. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 11 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities as of March 31, 2023 and September 30, 2022 consisted of the following:

	March 31,	September 30,
	2023	2022
	(Unaudited)
Deferred government subsidies	$1,004,367	$999,685
Current portion of long-term payable	41,307	165,144
Notes payable	-	150,973
Tax payable	39,142	250,718
Wages Payable	103,071	91,409
Interest payable	149,625	281,165
Other payables and accruals	193,657	11,028
Total	$1,531,169	$1,950,122

Deferred government subsidies were government subsidies the Company received from the local governments related to certain assets that will be amortized in the depreciated periods of the assets.